COMMITMENTS AND CONTINGENCIES - Litigations related to Bank loans (Details)		1 Months Ended						12 Months Ended
	Apr. 24, 2018 CNY (¥)	Dec. 31, 2019 USD ($) building	Dec. 31, 2019 CNY (¥) building	Nov. 30, 2019 USD ($) building	Nov. 30, 2019 CNY (¥) building	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Notice for early repayment of bank loans		$ 24,419,000	¥ 170,000,000			$ 22,983,000	¥ 160,000,000		¥ 97,100,000
Early repayment of bank loans								$ 10,608,000	73,850,000	¥ 72,771,000	¥ 183,151,000
Bank B
Notice for early repayment of bank loans						24,419,000	170,000,000
Bank C
Notice for early repayment of bank loans						$ 22,983,000	160,000,000
Early repayment of bank loans				$ 1,436,000	¥ 10,000,000
Xin Run
Notice for early repayment of bank loans	¥ 14,400,000								¥ 20,200,000
Number Of IDC Buildings And Related Land Use Right Sealed Up | building		2	2
Xin Run | Bank B
Notice for early repayment of bank loans							170,000,000
Number Of IDC Buildings And Related Land Use Right Sealed Up | building				7	7
Xin Run | Bank C
Notice for early repayment of bank loans							160,000,000
Early repayment of bank loans							¥ 10,000,000
Number Of IDC Buildings And Related Land Use Right Sealed Up | building				7	7